Other Borrowings Schedule of Advances from FHLB (Parenthetical) (Detail)	Dec. 31, 2011	Dec. 31, 2010
Fixed Rate Advance
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Debt, Weighted Average Interest Rate	2.45%	3.63%
Convertible Debt
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Debt, Weighted Average Interest Rate	4.42%	4.42%
Overnight Advance
Federal Home Loan Bank, Advances, Branch of FHLB Bank [Line Items]
Debt, Weighted Average Interest Rate	0.36%	0.47%